[MFS LOGO](R)
INVESTMENT MANAGEMENT

                                        MFS(R) EMERGING
                                        MARKETS EQUITY FUND

                                        SEMIANNUAL REPORT o NOVEMBER 30, 2002

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       YOU CAN RECEIVE THIS REPORT VIA E-MAIL. See page 28 for details.
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TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  6
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 14
Notes to Financial Statements ............................................. 21
Trustees and Officers ..................................................... 31

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
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NOT FDIC INSURED             MAY LOSE VALUE           NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
Jeffrey L. Shames

Dear Shareholders,
As I write this in mid-December, major U.S. and overseas stock market indices have shown positive performance for two straight months -- something we haven't seen in a long time. The Dow Jones Industrial Average has recently recorded its second-best October ever, in terms of percentage gains(1). We see these as hopeful signs in what has been a difficult year for investors in stocks and corporate bonds. In our view, signals on the future direction of the economy and the market remain decidedly mixed.

A RELAY RACE
In mid-December, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. But at this point, the near-term direction of consumer spending or corporate spending and profits is difficult to predict. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages, according to the U.S. Labor Department, have been rising over the past year. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In addition, worker productivity in the third quarter grew at the highest rate since 1966 -- 5.1% on an annualized basis, according to the Labor Department. Higher productivity may allow firms to raise wages without raising prices.

Our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in 2003. An encouraging sign is that business spending in the third quarter of 2002 eked out its first increase in two years, according to a report from the U.S. Commerce Department.

Pessimists, however, would counter that the outlook for corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, that consumer confidence still appears weak, and that the situation with Iraq adds to market uncertainty.

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

We understand that the past few years have been discouraging. Short-term events have sorely tested investors' long-term faith in the market. However, we would caution investors about reacting to market news -- good or bad -- by making major changes in their portfolios. We would suggest that in difficult times it is even more important to have a long-term financial plan and to talk on a regular basis with your investment professional. We would also point out that history has shown that the market and the economy have been cyclical; downturns have usually been followed by upturns.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 16, 2002

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(1) Source: The Wall St. Journal, November 1, 2002. The Dow Jones Industrial
    Average (DJIA) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It is not possible to invest directly in an index.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Nicholas D. Smithie]
     Nicholas D. Smithie

For the six months ended November 30, 2002, Class A shares of the fund provided a total return of -12.94%, Class B shares -13.18%, Class C shares -13.21%, and Class I shares -12.77%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare with returns of -12.68% and -13.01%, respectively, over the same period for the fund's benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index and the Lipper Emerging Markets Fund Index. The MSCI EMF Index is a broad, unmanaged, market-capitalization-weighted index of equities in 19 emerging markets. The Lipper Emerging Markets Fund Index is an unmanaged, net-asset-value weighted index of the top qualifying mutual funds within the Emerging Markets Fund category, which invest at least 80% of total assets in emerging market equity securities. The index has been adjusted for the reinvestment of capital gain distributions and income dividends. During the period, the average emerging markets equity fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -15.86%.

Q.  YOU WERE NAMED PORTFOLIO MANAGER IN AUGUST 2002. WHY THE CHANGE?

A. I managed the fund with two other analysts beginning in January of 2002 and became sole manager later in the year when my colleagues undertook new responsibilities.

    I should emphasize that our MFS Original Research(R) for the fund remains the same, so investors should not expect to see much change in the management style of the fund.

Q.  CAN YOU DESCRIBE THE INVESTMENT ENVIRONMENT DURING THE PERIOD?

A. Emerging market economies supply a significant amount of raw materials and manufactured goods to the developed world, so in general, when a worldwide economic recovery begins one of the first beneficiaries is emerging markets.

    That happened in the first half of 2002, but emerging markets suffered a reversal in the second half of the year as corporate accounting scandals in the United States, coupled with uncertainty about global corporate earnings, took their toll. Emerging markets outperformed other markets on a relative basis during the period.

Q.  WHAT HELPED PERFORMANCE DURING THE PERIOD?

A. Our low exposure to Asian technology stocks helped throughout the summer. In particular, our reluctance to hold a large quantity of Taiwan Semiconductor and UMC -- on account of high valuations - aided performance as the stocks were marked down.

    Our persistent underweight in Brazil also assisted us as that country's currency declined against the dollar on account of grave economic concerns and the election of an untested left-wing candidate.

    Our summer purchase of Taro, an Israeli pharmaceutical company, proved opportunistic as strong earnings drove the stock. Finally, Egyptian brewer Al- Ahram Beverages, which we held at the beginning of the period, also helped performance when it was purchased by Heineken at a premium.

Q.  WHAT HURT PERFORMANCE DURING THE PERIOD?

A. Shares in Russian oil companies Yukos and Sibneft detracted from performance as they digested gains following a strong upward trend earlier in the year. In addition, the terrorist bombing in Bali scared investors away from Indonesia, so the fund suffered from its overweight position in telecom company PT Telekominikasi, which we subsequently sold.

Q.  WHAT IS THE OUTLOOK FOR EMERGING MARKETS?

A. Our outlook continues to be optimistic for the investment environment and the fund in general. We still believe the U.S. Federal Reserve Board's series of interest rate cuts will re-ignite growth in the United States and that this, in turn, will help emerging markets. Commodity, precious metal, and oil prices have remained strong, which should benefit emerging markets.

    For our part, we will continue to focus on companies that we believe are globally competitive, possess strong balance sheets, and are attractively valued.

/s/ Nicholas D. Smithie

    Nicholas D. Smithie
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. His views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
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   PORTFOLIO MANAGER'S PROFILE
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   NICHOLAS D. SMITHIE IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT AND
   PORTFOLIO MANAGER OF OUR EMERGING MARKETS EQUITY PORTFOLIOS AND THE EMERGING MARKETS EQUITY PORTION OF OUR GLOBAL GROWTH PORTFOLIOS. HE
   JOINED MFS AS AN EQUITY RESEARCH ANALYST IN 1998 FROM GARTMORE
   INVESTMENT MANAGEMENT IN LONDON, WHERE HE HAD BEEN A GLOBAL EMERGING MARKETS PORTFOLIO MANAGER SINCE 1995, RESPONSIBLE FOR STOCK SELECTION
   AND ASSET ALLOCATION THROUGHOUT LATIN AMERICA. HE IS A CHARTERED ACCOUNTANT WHO QUALIFIED WITH COOPERS & LYBRAND IN LONDON. NICK WAS
   NAMED PORTFOLIO MANAGER IN AUGUST 2002. MR. SMITHIE IS A GRADUATE OF OXFORD UNIVERSITY AND ETON COLLEGE.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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   FUND FACTS
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  OBJECTIVE:                    SEEKS CAPITAL APPRECIATION.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:        OCTOBER 24, 1995

  CLASS INCEPTION:              CLASS A  OCTOBER 24, 1995
                                CLASS B  OCTOBER 24, 1995
                                CLASS C  JUNE 27, 1996
                                CLASS I  JANUARY 2, 1997

  SIZE:                         $62.8 MILLION NET ASSETS AS OF NOVEMBER 30, 2002
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PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH NOVEMBER 30, 2002

CLASS A
                                          6 Months       1 Year      3 Years      5 Years        Life*
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
Cumulative Total Return Excluding
  Sales Charge                             -12.94%       +5.35%      -13.90%      -23.03%      - 8.71%
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Average Annual Total Return
  Excluding Sales Charge                     --          +5.35%      - 4.87%      - 5.10%      - 1.27%
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Average Annual Total Return
  Including Sales Charge                     --          +0.35%      - 6.40%      - 6.02%      - 1.95%
------------------------------------------------------------------------------------------------------

CLASS B
                                          6 Months       1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -13.18%       +4.90%      -15.19%      -24.94%      -11.95%
------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     --          +4.90%      - 5.34%      - 5.58%      - 1.78%
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Average Annual Total Return
  Including Sales Charge                     --          +0.90%      - 6.30%      - 5.95%      - 1.78%
------------------------------------------------------------------------------------------------------

CLASS C
                                          6 Months       1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -13.21%       +4.85%      -15.34%      -24.89%      -11.77%
------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     --          +4.85%      - 5.40%      - 5.56%      - 1.75%
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Average Annual Total Return
  Including Sales Charge                     --          +3.85%      - 5.40%      - 5.56%      - 1.75%
------------------------------------------------------------------------------------------------------

CLASS I
                                          6 Months       1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -12.77%       +5.87%      -12.66%      -21.09%      - 5.99%
------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                     --          +5.87%      - 4.41%      - 4.63%      - 0.87%
------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, October 24, 1995, through
  November 30, 2002.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors.

For periods prior to its inception, Class C share performance includes the performance of one of the fund's original share classes (Class B). For periods prior to its inception, Class I share performance includes the performance of one of the fund's original share classes (Class A). Class C performance has been adjusted to reflect the CDSC applicable to C. Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because operating expenses of Class B and C shares are approximately the same, the blended Class C performance is approximately the same as it would have been had Class C shares been offered for the entire period. Because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

Because the portfolio may invest a substantial amount of its assets in issuers located in a single country or in a limited number of countries, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO CONCENTRATION AS OF NOVEMBER 30, 2002

FIVE LARGEST STOCK SECTORS

            BASIC MATERIALS                         18.4%
            UTILITIES & COMMUNICATIONS              18.0%
            FINANCIAL SERVICES                      16.8%
            TECHNOLOGY                              14.0%
            ENERGY                                  11.3%

TOP 10 STOCK HOLDINGS

SAMSUNG ELECTRONICS CO. LTD.  10.2%     YUKOS, ADR  2.9%
South Korean consumer manufacturer      Russian oil and gas company
and industrial equipment provider
                                        KOOKMIN BANK  2.7%
ANGLO AMERICAN PLC  4.6%                South Korean financial services
South African global mining and         company
natural resources company
                                        LUKOIL  2.5%
TELEFONOS DE MEXICO S.A. DE C.V.  3.6%  Russian oil and gas company
Mexican telecommunications company
                                        GRUPO MODELO S.A. DE C.V.  2.5%
CHINA MOBILE LTD.  3.1%                 Mexican beverage company
Chinese mobile telecommunications
company                                 TARO PHARMACEUTICAL INDUSTRIES LTD. 2.2%
                                        Israeli pharmaceutical company
HOUSING DEVELOPMENT FINANCE CORP.  2.9%
Indian long-term finance provider

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) -- November 30, 2002

Stocks - 98.5%
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ISSUER                                                                            SHARES               VALUE
------------------------------------------------------------------------------------------------------------
Foreign Stocks - 98.5%
  Brazil - 4.2%
    Aracruz Celulose S.A. (Forest & Paper Products)                               67,840         $ 1,153,280
    Brasil Telecom Participacoes S.A., ADR (Telecommunications)                   12,000             297,600
    Celular CRT Participacoes S.A., Preferred (Telecommunications)                     0+                  4
    Gerdau S.A., ADR (Steel)                                                      17,000             149,940
    Petroleo Brasileiro S.A., ADR (Oils)                                          79,100           1,036,210
                                                                                                 -----------
                                                                                                 $ 2,637,034
------------------------------------------------------------------------------------------------------------
  China - 6.1%
    Beijing Datang Power Generation Co., Ltd. (Utilities -
      Electric)                                                                  551,000         $   180,176
    China Mobile (Hong Kong) Ltd. (Telecommunications)                           717,000           1,898,650
    China Mobile (Hong Kong) Ltd., ADR (Telecommunications)*                      25,480             334,298
    China Oilfield Services Ltd. (Oil Services)*                                 768,000             183,181
    China Telecom Corp. Ltd. (Telecommunications)*                             1,570,000             299,979
    Citic Pacific Ltd. (Conglomerate)                                            146,000             293,003
    Denway Motors Ltd. (Automotive)                                              966,000             340,656
    Huaneng Power International, Inc. (Energy)                                   414,000             326,498
                                                                                                 -----------
                                                                                                 $ 3,856,441
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  Egypt - 0.4%
    Egyptian for Mobile Services Co. (Telecommunications)                         38,240         $   252,450
------------------------------------------------------------------------------------------------------------
  Estonia
    AS Eesti Telekom, GDR (Telecommunications)                                       500         $     8,894
------------------------------------------------------------------------------------------------------------
  Greece - 0.5%
    Coca-Cola Hellenic Bottling Co. S.A. (Food & Beverage Products)               19,600         $   295,086
------------------------------------------------------------------------------------------------------------
  Hungary - 1.5%
    OTP Bank, GDR (Financial Institutions)                                        50,000         $   940,000
------------------------------------------------------------------------------------------------------------
  India - 5.3%
    Hindustan Lever Ltd. (Consumer Goods & Services)                              90,990         $   324,574
    Hindustan Petroleum Corp. Ltd. (Oils)                                         43,400             197,845
    Housing Development Finance Corp., Ltd. (Financial
      Institutions)                                                              128,000           1,818,152
    ICICI Bank Ltd. (Financial Institutions)                                      78,142             468,852
    Reliance Industries Ltd. (Conglomerate)                                       61,000             363,965
    Sun Pharmaceutical Industries Ltd. (Medical & Health Products)                13,800             161,276
                                                                                                 -----------
                                                                                                 $ 3,334,664
------------------------------------------------------------------------------------------------------------
  Israel - 4.0%
    Bank Leumi Le-Israel (Financial Institutions)*                               281,000         $   349,207
    Check Point Software Technologies Ltd. (Internet Security)*                   46,860             798,963
    Taro Pharmaceutical Industries Ltd. (Medical & Health
      Products)*                                                                  34,700           1,362,322
                                                                                                 -----------
                                                                                                 $ 2,510,492
------------------------------------------------------------------------------------------------------------
  Malaysia - 2.6%
    Resorts World Berhad (Resturants & Lodging)                                   98,000         $   233,425
    Sime Darby Berhad (Conglomerate)                                             587,000             757,021
    Tenaga Nasional Berhad (Utilities - Electric)                                289,000             669,351
                                                                                                 -----------
                                                                                                 $ 1,659,797
------------------------------------------------------------------------------------------------------------
  Mexico - 12.3%
    America Movil S.A. de C.V., ADR (Telecommunications)                          57,500         $   871,125
    Coca-Cola Femsa S.A., ADR (Food & Beverage Products)                          42,440             937,499
    Fomento Economico Mexicano S.A. de C.V., ADR (Food & Beverage
      Products)                                                                    7,900             294,670
    Grupo Financiero Banorte S.A. de C.V. (Financial Institutions)               288,040             661,476
    Grupo Modelo S.A. de C.V. (Food & Beverage Products)                         619,090           1,523,013
    Kimberly-Clark de Mexico S.A. de C.V. (Forest & Paper Products)              252,130             613,800
    Telefonos de Mexico S.A. de C.V., ADR (Telecommunications)                    68,114           2,195,995
    Wal-Mart de Mexico S.A. de C.V., "Series V" (Retail)*                        243,850             598,449
                                                                                                 -----------
                                                                                                 $ 7,696,027
------------------------------------------------------------------------------------------------------------
  Philippines - 1.2%
    Philippine Long Distance Telephone Co. (Telecommunications)*                  31,200         $   169,280
    San Miguel Corp., "B" (Food & Beverage Products)                             468,352             565,177
                                                                                                 -----------
                                                                                                 $   734,457
------------------------------------------------------------------------------------------------------------
  Russia - 8.8%
    Golden Telecom, Inc. (Telecommunications)*                                    10,000         $   157,800
    JSC Mining and Smelting Co. Norilsk Nickel, ADR (Metals & Mining)             27,890             577,730
    Lukoil, ADR (Oils)                                                            23,050           1,533,507
    Mobile Telesystems, ADR (Telecommunications)                                  12,300             479,085
    Sibneft, ADR (Oils)*                                                          16,560             334,297
    Surgutneftegaz, ADR (Oils)                                                    38,100             636,270
    Yukos, ADR (Oils)                                                             13,310           1,800,883
                                                                                                 -----------
                                                                                                 $ 5,519,572
------------------------------------------------------------------------------------------------------------
  South Africa - 15.6%
    ABSA Group Ltd. (Financial Institutions)                                     125,700         $   487,961
    African Bank Investments Ltd. (Financial Institutions)                       232,600             147,982
    Anglo American PLC (Metals & Mining)*                                        202,870           2,854,756
    Anglo American Platinum Corp. Ltd. (Metals & Mining)                          24,850             892,314
    AngloGold Ltd. (Metals & Mining)                                                 500              26,257
    FirstRand Ltd. (Financial Institutions)                                      546,300             459,486
    Gold Fields Ltd. (Metals & Mining)                                           113,470           1,217,450
    Impala Platinum Holdings Ltd. (Metals & Mining)                               14,880             908,168
    Lonmin PLC (Metals & Mining)*                                                 48,530             668,192
    MTN Group Ltd. (Telecommunications)                                          122,200             179,471
    Old Mutual PLC (Insurance)                                                   580,290             839,133
    Sappi Ltd., ADR (Forest & Paper Products)                                     30,290             395,500
    Sasol Ltd. (Oils)                                                             27,100             315,631
    Xstrata PLC (Metals & Mining)                                                 39,030             381,423
                                                                                                 -----------
                                                                                                 $ 9,773,724
------------------------------------------------------------------------------------------------------------
  South Korea - 25.9%
    Hana Bank (Financial Institutions)                                             2,900         $    41,543
    Hyundai Mobis (Automotive Parts)                                              20,070             468,250
    Hyundai Motor Co., Ltd. (Automotive)                                          36,250           1,065,909
    Kookmin Bank (Financial Institutions)                                         43,755           1,684,294
    Koram Bank (Financial Institutions)                                           24,380             181,568
    Korea Electric Power Corp. (Utilities - Electric)                             56,290             924,256
    Korea Exchange Bank (Financial Institutions)                                  40,620             153,129
    Korea Tobacco & Ginseng Corp. (Tobacco)                                       21,330             332,360
    KT Corp. (Telecommunications)                                                 27,900             601,245
    KT Freetel (Telecommunications)*                                              16,700             485,457
    LG Electronics Inc. (Electronics)*                                            17,000             690,710
    POSCO, ADR (Steel)                                                            49,450           1,277,293
    Samsung Electronics Co., Ltd. (Electronics)                                   19,420           6,296,004
    Samsung Fire & Marine Insurance Co., Ltd. (Insurance)                          5,160             320,312
    Samsung SDI Co., Ltd. (Electronics)                                           11,000             806,316
    Shinsegae Co., Ltd. (Retail)                                                   1,000             161,682
    SK Telecom Co., Ltd. (Telecommunications)                                      3,700             770,252
                                                                                                 -----------
                                                                                                 $16,260,580
------------------------------------------------------------------------------------------------------------
  Taiwan - 7.1%
    China Steel Corp. (Steel)                                                    541,760         $   301,672
    Chinatrust Financial Holdings Co., Ltd. (Financial Institutions)*          1,165,000             860,473
    Formosa Plastic Corp. (Chemicals)                                            485,430             603,636
    Fubon Financial Holdings Co., Ltd. (Financial Institutions)                  808,000             641,085
    Hon Hai Precision Industry Co., Ltd (Computer Software -
      Personal Computers)                                                        168,000             632,545
    President Chain Store Corp. (Retail)                                         292,470             451,447
    Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Electronics)              103,400             951,280
                                                                                                 -----------
                                                                                                 $ 4,442,138
------------------------------------------------------------------------------------------------------------
  Thailand - 3.0%
    Bangkok Bank Public Co., Ltd. (Financial Institutions)                       214,400         $   318,050
    BEC World Public Co., Ltd. (Television)                                       95,500             470,032
    PTT Exploration and Production Public Co., Ltd. (Oils)                       103,200             306,182
    PTT Public Co., Ltd. (Oils)                                                  327,400             286,136
    Siam Cement Public Co., Ltd. (Building Materials)                             19,300             530,883
                                                                                                 -----------
                                                                                                 $ 1,911,283
------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $61,676,512)                                                      $61,832,639
------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.6%
------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
------------------------------------------------------------------------------------------------------------
    Citigroup, Inc., due 12/02/02, at Amortized Cost                          $    1,022         $ 1,021,961
------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.7%
------------------------------------------------------------------------------------------------------------
    Morgan Stanley, dated 11/29/02, due 12/02/02, total to be
      received $2,949,324 (secured by various U.S. Treasury and
      Federal Agency obligations in a jointly traded account),
      at Cost                                                                 $    2,949         $ 2,949,000
------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $65,647,473)                                                 $65,803,600

Other Assets, Less Liabilities - (4.8)%                                                           (3,034,266)
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $62,769,334
------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ Shares are less than one.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
NOVEMBER 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $65,647,473)              $65,803,600
  Foreign currency, at value (identified cost, $363,302)                366,077
  Investments of cash collateral for securities loaned, at
    identified cost and value                                         6,935,162
  Receivable for investments sold                                     1,742,711
  Interest and dividends receivable                                     116,838
                                                                    -----------
      Total assets                                                  $74,964,388
                                                                    -----------
Liabilities:
  Payable to custodian                                              $   172,229
  Collateral for securities loaned, at value                          6,935,162
  Payable for fund shares reacquired                                  2,080,814
  Payable for investments purchased                                   2,612,081
  Payable to affiliates -
    Management fee                                                        5,417
    Shareholder servicing agent fee                                         516
    Distribution and service fee                                          3,339
  Accrued expenses and other liabilities                                385,496
                                                                    -----------
      Total liabilities                                             $12,195,054
                                                                    -----------
Net assets                                                          $62,769,334
                                                                    ===========
Net assets consist of:
  Paid-in capital                                                   $82,948,707
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                        179,813
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (20,000,376)
  Accumulated net investment loss                                      (358,810)
                                                                    -----------
      Total                                                         $62,769,334
                                                                    ===========
Shares of beneficial interest outstanding                            4,801,180
                                                                     =========
Class A shares:
  Net asset value per share
    (net assets of $27,044,019 / 2,050,219 shares of
    beneficial interest outstanding)                                  $13.19
                                                                      ======
  Offering price per share (100 / 95.25 of net asset
    value per share)                                                  $13.85
                                                                      ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $23,473,950 / 1,828,619 shares of
    beneficial interest outstanding)                                  $12.84
                                                                      ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $3,631,582 / 284,776 shares of beneficial
    interest outstanding)                                             $12.75
                                                                      ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $8,619,783 / 637,566 shares of
    beneficial interest outstanding)                                  $13.52
                                                                      ======

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2002
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                       $   582,448
    Interest                                                             33,672
    Foreign taxes withheld                                              (67,499)
                                                                    -----------
      Total investment income                                       $   548,621
                                                                    -----------
  Expenses -
    Management fee                                                  $   383,192
    Trustees' compensation                                               11,620
    Shareholder servicing agent fee                                      30,653
    Distribution and service fee (Class A)                               70,816
    Distribution and service fee (Class B)                              127,502
    Distribution and service fee (Class C)                               19,140
    Administrative fee                                                    1,528
    Custodian fee                                                        59,610
    Printing                                                             23,546
    Postage                                                              11,635
    Auditing fees                                                        16,684
    Legal fees                                                              312
    Miscellaneous                                                        64,290
                                                                    -----------
      Total expenses                                                $   820,528
    Fees paid indirectly                                                 (1,536)
    Reduction of expenses by investment adviser                         (61,311)
                                                                    -----------
      Net expenses                                                  $   757,681
                                                                    -----------
        Net investment loss                                         $  (209,060)
                                                                    -----------
Realized and unrealized loss on investments:
  Realized gain/(loss) (identified cost basis) -
    Investment transactions                                         $(3,238,512)
    Foreign currency transactions                                      (168,158)
                                                                    -----------
      Net realized loss on investments and foreign currency
        transactions                                                $(3,406,670)
                                                                    -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                     $(5,480,234)
    Translation of assets and liabilities in foreign currencies           4,990
                                                                    -----------
      Net unrealized loss on investments and foreign currency
        translation                                                 $(5,475,244)
                                                                    -----------
        Net realized and unrealized loss on investments and
          foreign currency                                          $(8,881,914)
                                                                    -----------
          Decrease in net assets from operations                    $(9,090,974)
                                                                    ===========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED            YEAR ENDED
                                                                      NOVEMBER 30, 2002          MAY 31, 2002
                                                                            (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                            $   (209,060)           $    88,184
  Net realized gain (loss) on investments and foreign currency
    transactions                                                            (3,406,670)             1,961,524
  Net unrealized gain (loss) on investments and foreign currency
    translation                                                             (5,475,244)             1,893,776
                                                                          ------------            -----------
      Increase (decrease) in net assets from operations                   $ (9,090,974)           $ 3,943,484
                                                                          ------------            -----------
  Net Increase (decrease) in net assets from fund share transactions      $ (1,826,670)           $ 8,682,325
                                                                          ------------            -----------
      Total Increase (decrease) in net assets                             $(10,917,644)           $12,625,809
Net assets:
  At beginning of period                                                    73,686,978             61,061,169
                                                                          ------------            -----------
  At end of period (including accumulated net investment
    loss of $358,810 and $149,750, respectively)                          $ 62,769,334            $73,686,978
                                                                          ============            ===========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
                                       SIX MONTHS ENDED        ---------------------------------------------------------------
                                      NOVEMBER 30, 2002            2002           2001          2000         1999         1998
                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period            $15.16          $14.07         $15.35        $13.77       $16.06       $18.96
                                                 ------          ------         ------        ------       ------       ------
Income from investment operations#(S)(S) -
  Net investment income (loss)(S)                $(0.03)         $ 0.05         $ 0.07        $(0.15)      $ 0.05       $(0.02)
  Net realized and unrealized gain (loss) on
    investments and foreign currency              (1.94)           1.04          (1.35)         1.73        (2.25)       (2.64)
                                                 ------          ------         ------        ------       ------       ------
      Total from investment operations           $(1.97)         $ 1.09         $(1.28)       $ 1.58       $(2.20)      $(2.66)
                                                 ------          ------         ------        ------       ------       ------
Less distributions declared to shareholders -
  From net realized gain on investments and
    foreign currency transactions                $ --            $ --           $ --          $ --         $ --         $(0.16)
  In excess of net investment income               --              --             --            --           --          (0.08)
  In excess of net realized gain on investments
    and foreign currency transactions              --              --             --            --          (0.09)        --
                                                 ------          ------         ------        ------       ------       ------
      Total distributions declared to
        shareholders                             $ --            $ --           $ --          $ --         $(0.09)      $(0.24)
                                                 ------          ------         ------        ------       ------       ------
Net asset value - end of period                  $13.19          $15.16         $14.07        $15.35       $13.77       $16.06
                                                 ======          ======         ======        ======       ======       ======
Total return(+)                                  (12.94)%++        7.60%         (8.27)%       11.47%      (13.56)%     (14.09)%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                     2.27%+          2.34%          2.24%         2.26%        2.45%        2.35%
    Net investment income (loss)(S)(S)            (0.47)%+         0.37%          0.45%        (0.92)%       0.37%       (0.12)%
Portfolio turnover                                  136%            189%           154%          161%         108%          83%
Net assets at end of period (000 Omitted)       $27,044         $33,212        $29,060       $34,515      $29,233      $36,669

  (S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee. For the year ended May 31, 1998, subject to reimbursement by the fund, MFS voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution fees. In consideration, the fund paid MFS a fee not greater than 0.75% of average daily net assets. If these fees had not been incurred by the fund, the net investment income (loss) per share and the ratios would have been:
        Net investment income (loss)             $(0.04)         $ 0.02         $ 0.04        $(0.17)     $  --         $(0.02)
        Ratios (to average net assets):
          Expenses##                               2.47%+          2.54%          2.42%         2.40%        --           2.31%
          Net investment income (loss)            (0.67)%+         0.17%          0.27%        (1.06)%       --          (0.08)%
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
                                       SIX MONTHS ENDED        ---------------------------------------------------------------
                                      NOVEMBER 30, 2002            2002           2001          2000         1999         1998
                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS B
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period            $14.79          $13.80         $15.13        $13.64       $16.00       $18.89
                                                 ------          ------         ------        ------       ------       ------
Income from investment operations#(S)(S) -
  Net investment loss(S)                         $(0.06)         $(0.01)        $(0.01)       $(0.22)      $(0.01)      $(0.13)
  Net realized and unrealized gain (loss) on
    investments and foreign currency              (1.89)           1.00          (1.32)         1.71        (2.26)       (2.60)
                                                 ------          ------         ------        ------       ------       ------
      Total from investment operations           $(1.95)         $ 0.99         $(1.33)       $ 1.49       $(2.27)      $(2.73)
                                                 ------          ------         ------        ------       ------       ------
Less distributions declared to shareholders -
  From net realized gain on investments and
    foreign currency transactions                $ --            $ --           $ --          $ --         $ --         $(0.16)
  In excess of net realized gain on
    investments and foreign currency
    transactions                                   --              --             --            --          (0.09)        --
                                                 ------          ------         ------        ------       ------       ------
      Total distributions declared to
        shareholders                             $ --            $ --           $ --          $  --        $(0.09)      $(0.16)
                                                 ------          ------         ------        ------       ------       ------
Net asset value - end of period                  $12.84          $14.79         $13.80        $15.13       $13.64       $16.00
                                                 ======          ======         ======        ======       ======       ======
Total return                                     (13.18)%++        7.17%         (8.85)%       11.00%      (14.05)%     (14.49)%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                     2.77%+          2.84%          2.74%         2.75%        2.95%        2.85%
    Net investment loss(S)(S)                     (0.97)%+        (0.10)%        (0.04)%       (1.40)%      (0.09)%      (0.67)%
Portfolio turnover                                  136%            189%           154%          161%         108%          83%
Net assets at end of period
  (000 Omitted)                                 $23,474         $32,671        $27,584       $34,374      $32,257      $39,978

  (S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee. For the year ended May 31, 1998, subject to reimbursement by the fund, MFS voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution fees. In consideration, the fund paid MFS a fee not greater than 0.75% of average daily net assets. If these fees had not been incurred by the fund, the net investment loss per share and the ratios would have been:
        Net investment loss                      $(0.08)         $(0.04)        $(0.03)       $(0.24)     $  --         $(0.12)
        Ratios (to average net assets):
          Expenses##                               2.97%+          3.04%          2.92%         2.89%        --           2.81%
          Net investment loss                     (1.17)%+        (0.30)%        (0.22)%       (1.54)%       --          (0.63)%
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
                                       SIX MONTHS ENDED        ---------------------------------------------------------------
                                      NOVEMBER 30, 2002            2002           2001          2000         1999         1998
                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS C
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period            $14.69          $13.71         $15.05        $13.57       $15.88       $18.76
                                                 ------          ------         ------        ------       ------       ------
Income from investment operations#(S)(S) -
  Net investment loss(S)                         $(0.06)         $(0.01)        $(0.01)       $(0.21)      $(0.01)      $(0.12)
  Net realized and unrealized gain (loss) on
    investments and foreign currency              (1.88)           0.99          (1.33)         1.69        (2.21)       (2.58)
                                                 ------          ------         ------        ------       ------       ------
      Total from investment operations           $(1.94)         $ 0.98         $(1.34)       $ 1.48       $(2.22)      $(2.70)
                                                 ------          ------         ------        ------       ------       ------
Less distributions declared to shareholders -
  From net investment income                     $ --            $ --           $ --          $ --         $ --         $(0.02)
  From net realized gain on investments and
    foreign currency transactions                  --              --             --            --           --          (0.16)
  In excess of net realized gain on investments
    and foreign currency transactions              --              --             --            --          (0.09)        --
                                                 ------          ------         ------        ------       ------       ------
      Total distributions declared to
        shareholders                             $ --            $ --           $ --          $ --         $(0.09)      $(0.18)
                                                 ------          ------         ------        ------       ------       ------
Net asset value - end of period                  $12.75          $14.69         $13.71        $15.05       $13.57       $15.88
                                                 ======          ======         ======        ======       ======       ======
Total return                                     (13.21)%++        7.15%         (8.90)%       10.91%      (13.84)%     (14.44)%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                     2.77%+          2.84%          2.74%         2.75%        2.93%        2.84%
    Net investment loss(S)(S)                     (0.98)%+        (0.05)%        (0.06)%       (1.33)%      (0.10)%      (0.66)%
Portfolio turnover                                  136%            189%           154%          161%         108%          83%
Net assets at end of period (000 Omitted)        $3,632          $5,213         $3,530        $4,860       $4,182       $3,478

  (S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee. For the year ended May 31, 1998, subject to reimbursement by the fund, MFS voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution fees. In consideration, the fund paid MFS a fee not greater than 0.75% of average daily net assets. If these fees had not been incurred by the fund, the net investment loss per share and the ratios would have been:
        Net investment income (loss)             $(0.08)         $(0.03)        $(0.03)       $(0.23)      $ --         $(0.12)
        Ratios (to average net assets):
          Expenses##                               2.97%+          3.04%          2.92%         2.89%        --           2.80%
          Net investment loss                     (1.18)%+        (0.25)%        (0.24)%       (1.47)%       --          (0.62)%
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
                                       SIX MONTHS ENDED        ---------------------------------------------------------------
                                      NOVEMBER 30, 2002            2002           2001          2000         1999         1998
                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                                CLASS I
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period            $15.50          $14.32         $15.55        $13.88       $16.11       $19.00
                                                 ------          ------         ------        ------       ------       ------
Income from investment operations#(S)(S) -
  Net investment income (loss)(S)                $(0.00)+++      $ 0.17         $ 0.15        $(0.07)      $ 0.11       $ 0.08
  Net realized and unrealized gain (loss) on
    investments and foreign currency              (1.98)           1.01          (1.38)         1.74        (2.25)       (2.65)
                                                 ------          ------         ------        ------       ------       ------
      Total from investment operations           $(1.98)         $ 1.18         $(1.23)       $ 1.67       $(2.14)      $(2.57)
                                                 ------          ------         ------        ------       ------       ------
Less distributions declared to shareholders -
  From net investment income                     $ --            $ --           $ --          $ --         $ --         $(0.16)
  From net realized gain on investments and
    foreign currency transactions                  --              --             --            --           --          (0.16)
  In excess of net realized gain on investments
    and foreign currency transactions              --              --             --            --          (0.09)        --
                                                 ------          ------         ------        ------       ------       ------
      Total distributions declared to
        shareholders                             $ --            $ --           $ --          $ --         $(0.09)      $(0.32)
                                                 ------          ------         ------        ------       ------       ------
Net asset value - end of period                  $13.52          $15.50         $14.32        $15.55       $13.88       $16.11
                                                 ======          ======         ======        ======       ======       ======
Total return                                     (12.77)%++        8.24%         (7.91)%       12.03%      (13.09)%     (13.66)%
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                     1.77%+          1.84%          1.74%         1.74%        1.96%        1.85%
    Net investment income (loss)(S)(S)            (0.04)%+         1.23%          1.02%        (0.43)%       0.88%        0.43%
Portfolio turnover                                  136%            189%           154%          161%         108%          83%
Net assets at end of period (000 Omitted)        $8,620          $2,590           $887          $865         $540         $428

  (S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee. For the year ended May 31, 1998, subject to reimbursement by the fund, MFS voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution fees. In consideration, the fund paid MFS a fee not greater than 0.75% of average daily net assets. If these fees had not been incurred by the fund, the net investment loss per share and the ratios would have been:
        Net investment income (loss)             $(0.01)         $ 0.14         $ 0.12        $(0.09)      $ --         $ 0.09
        Ratios (to average net assets):
          Expenses##                               1.97%+          2.04%          1.92%         1.88%        --           1.81%
          Net investment income (loss)            (0.24)%+         1.03%          0.84%        (0.57)%       --           0.47%
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Emerging Markets Equity Fund the (fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices value. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward foreign currency exchange contracts, and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the foreign currency and translated into U.S. dollars at the closing daily exchange rate. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At November 30, 2002, the value of securities loaned was $6,703,330. These loans were collateralized by cash of $6,935,162 which was invested in the following short-term obligations:

                                                                AMORTIZED COST
                                                        SHARES       AND VALUE
------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio         6,935,162      $6,935,162
                                                                    ----------

Forward Foreign Currency Exchange Contracts - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The fund paid no distributions for the years ended May 31, 2002 and May 31, 2001.

As of May 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                           $      --
    Undistributed long-term capital gain                           --
    Capital loss carryforward                                (15,816,915)
    Unrealized gain                                            5,275,922
    Other temporary differences                                 (547,497)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on May 31, 2007, ($9,430,506), May 31, 2009 ($2,132,651) and May 31, 2010 ($4,253,758).

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.25% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $21,024 for inactive trustees for the six months ended November 30, 2002. Also included in Trustees' compensation is a one-time settlement expense of $10,926.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                         0.0175%
            Next $2.5 billion                        0.0130%
            Next $2.5 billion                        0.0005%
            In excess of $7 billion                  0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $4,360 for the six months ended November 30, 2002, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------
Distribution Fee                             0.25%         0.75%         0.75%
Service Fee                                  0.25%         0.25%         0.25%
                                             -----         -----         -----
Total Distribution Plan                      0.50%         1.00%         1.00%

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2002, amounted to:

                                           CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------
Service Fee Retained by MFD                 $2,690          $222           $64

Fees incurred under the distribution plan during the six months ended November 30, 2002, were as follows:

                                           CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------
Total Distribution Plan                      0.50%         1.00%         1.00%

Certain Class A, Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2002 were as follows:

                                           CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------
Contingent Deferred Sales Charges
Imposed                                     $9,915       $25,744          $465

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $80,815,081 and $81,240,182, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $66,006,178
                                                                  -----------
Gross unrealized appreciation                                     $ 3,188,975
Gross unrealized depreciation                                      (3,391,553)
                                                                  -----------
    Net unrealized depreciation                                   $  (202,578)
                                                                  ===========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                     SIX MONTHS ENDED NOVEMBER 30, 2002           YEAR ENDED MAY 31, 2002
                                     ----------------------------------      ----------------------------
                                               SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                                 1,288,401      $ 17,272,436       2,154,545      $ 29,548,928
Shares issued to shareholders in
  reinvestment of distributions                     0+               (2)              6                70
Shares reacquired                          (1,429,568)      (19,242,942)     (2,027,930)      (27,497,682)
                                           ----------      ------------      ----------      ------------
    Net increase (decrease)                  (141,167)     $ (1,970,508)        126,621      $  2,051,316
                                           ==========      ============      ==========      ============
+ Shares less than one.

Class B shares
                                     SIX MONTHS ENDED NOVEMBER 30, 2002           YEAR ENDED MAY 31, 2002
                                     ----------------------------------      ----------------------------
                                               SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                                   363,423      $  4,830,882       1,065,199      $ 14,959,151
Shares issued to shareholders in
  reinvestment of distributions                   229             3,372               2                24
Shares reacquired                            (744,599)       (9,894,423)       (854,822)      (11,309,288)
                                           ----------      ------------      ----------      ------------
    Net increase (decrease)                  (380,947)     $ (5,060,169)        210,379      $  3,649,887
                                           ==========      ============      ==========      ============
Class C shares
                                     SIX MONTHS ENDED NOVEMBER 30, 2002           YEAR ENDED MAY 31, 2002
                                     ----------------------------------      ----------------------------
                                               SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                                   249,473      $  3,156,215         473,464      $  6,489,547
Shares reacquired                            (319,594)       (4,127,618)       (376,012)       (5,089,288)
                                           ----------      ------------      ----------      ------------
    Net increase (decrease)                   (70,121)     $   (971,403)         97,452      $  1,400,259
                                           ==========      ============      ==========      ============
Class I shares
                                     SIX MONTHS ENDED NOVEMBER 30, 2002           YEAR ENDED MAY 31, 2002
                                     ----------------------------------      ----------------------------
                                               SHARES            AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold                                   550,821      $  7,270,164         147,973      $  2,220,815
Shares reacquired                             (80,393)       (1,094,754)        (42,814)         (639,952)
                                           ----------      ------------      ----------      ------------
    Net increase                              470,428      $  6,175,410         105,159      $  1,580,863
                                           ==========      ============      ==========      ============

(6) Line of Credit
The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $221 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements and future contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

MFS(R) EMERGING MARKETS EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman                                                 Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN* (born 09/12/59) Trustee and
President                                                LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chief          Hemenway & Barnes (attorneys), Partner
Executive Officer and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, President and Director               Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           investment trust), Director
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            J. DALE SHERRATT (born 09/23/38) Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Edmund Gibbons Limited (diversified holding              Nutraceuticals (professional nutritional
company), Chief Executive Officer; Colonial              products), Chief Executive Officer (until May
Insurance Company Ltd., Director and Chairman;           2001); Paragon Trade Brands, Inc. (disposable
Bank of Butterfield, Chairman (until 1997)               consumer products), Director

WILLIAM R. GUTOW (born 09/27/41) Trustee                 ELAINE R. SMITH (born 04/25/46) Trustee
Private investor and real estate consultant;             Independent health care industry consultant
Capitol Entertainment Management Company (video
franchise), Vice Chairman                                WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
J. ATWOOD IVES (born 05/01/36) Trustee                   (manufacturer of highly engineered products for
Private investor; KeySpan Corporation (energy            industrial and aerospace applications), Director
related services), Director; Eastern Enterprises         (until June 1999)
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 9/12/59) Trustee and                July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
Nicholas D. Smithie+                                     business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIANS                                               with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
JPMorgan Chase Bank                                      1-800-MFS-TALK (1-800-637-8255) anytime from a
One Chase Manhattan Plaza                                touch-tone telephone.
New York, NY 10081
                                                         WORLD WIDE WEB
INVESTOR INFORMATION                                     www.mfs.com
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

+ MFS Investment Management

MFS(R) EMERGING MARKETS                                       ---------------
EQUITY FUND                                                      PRSRT STD
                                                                U.S. POSTAGE
MFS(R)                                                             PAID
INVESTMENT MANAGEMENT                                               MFS
                                                              ---------------
500 Boylston Street
Boston, MA 02116-3741





(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                           FEM-SEM  1/03  21.2M